Summary of Significant Accounting Policies (Details 6) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended	9 Months Ended		12 Months Ended				1 Months Ended	0 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Term loans	Jan. 31, 2011 Initial term loan facility	Oct. 05, 2012 Initial term loan facility Warrants	Sep. 30, 2012 Initial term loan facility Warrants	Sep. 30, 2011 Initial term loan facility Warrants	Dec. 31, 2011 Initial term loan facility Warrants	Jan. 26, 2011 Initial term loan facility Warrants	Jan. 26, 2011 Initial term loan facility Warrants to purchase Series A Preferred Stock	May 01, 2012 Initial term loan facility Warrants to purchase common stock	Dec. 31, 2011 Additional term loan after amendment	Oct. 05, 2012 Additional term loan after amendment Warrants	Sep. 30, 2012 Additional term loan after amendment Warrants	Dec. 31, 2011 Additional term loan after amendment Warrants	Dec. 30, 2011 Additional term loan after amendment Warrants to purchase Series A Preferred Stock	May 01, 2012 Additional term loan after amendment Warrants to purchase common stock
Warrant liability
Maximum borrowing capacity				$ 30,000,000
Drawdown under the secured credit facility			30,000,000		15,000,000								15,000,000
Number of shares that can be purchased from warrants											375,000	93,750					200,000	49,999
Exercise price (in dollars per share)											$ 1.00	$ 4.00					$ 1.50	$ 5.00
Warrant liability at fair value	1,463,000		697,000				937,000		460,000	375,000					526,000	237,000
Changes in fair value of warrants included in other income (expense)	$ (766,000)	$ 10,000	$ (85,000)				$ 477,000	$ (10,000)	$ 85,000						$ 289,000
Number of warrants exercised						75,000								26,667
Number of shares issued on exercise of warrants						49,137								15,172